Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2013
Condensed Financial Information Disclosure [Abstract]
Schedule Of Condensed Financial Information For An Accumulation Unit Of The Account [Table Text Block]	Selected condensed financial information for an Accumulation Unit of the Account is presented below. Per Accumulation Unit data is calculated on average units outstanding.

	Years Ended December 31,
	2013	2012	2011	2010	2009
Per Accumulation Unit data:
Rental income	$15.313	$16.345	$17.224	$19.516	$22.649
Real estate property level expenses and taxes	8.112	9.059	8.640	9.987	11.193

Real estate income, net	7.201	7.286	8.584	9.529	11.456
Other income	2.759	2.178	2.143	2.214	2.778

Total income	9.960	9.464	10.727	11.743	14.234
Expense charges(1)	2.672	2.562	2.390	2.167	2.280

Investment income, net	7.288	6.902	8.337	9.576	11.954
Net realized and unrealized gain (loss) on investments and mortgage loans payable	19.015	18.013	20.144	16.143	(85.848)

Net increase (decrease) in Accumulation Unit Value	26.303	24.915	28.481	25.719	(73.894)
Accumulation Unit Value:
Beginning of period	272.569	247.654	219.173	193.454	267.348

End of period	$298.872	$272.569	$247.654	$219.173	$193.454

Total return	9.65%	10.06%	12.99%	13.29%	-27.64%
Ratios to Average net Assets:
Expenses(1)	0.92%	0.95%	0.98%	1.09%	1.01%
Investment income, net	2.50%	2.55%	3.42%	4.84%	5.29%
Portfolio turnover rate:
Real estate properties(2)	2.10%	10.22%	3.01%	1.01%	0.75%
Marketable securities(3)	8.36%	21.92%	3.43%	19.18%	0.00%
Accumulation Units outstanding at end of period (in millions):	55.3	53.3	53.4	48.1	39.5
Net assets end of period (in millions)	$16,907.9	$14,861.1	$13,527.2	$10,803.1	$7,879.9

(1)

Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account-level expenses and exclude real estate property level expenses which are included in real estate income, net.

(2)

Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and limited partnership investments) by the average value of the portfolio of real estate investments held during the period.

(3)

Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.